Financial Assets at FVTPL (Tables)	6 Months Ended
Jun. 30, 2026
Financial Assets at FVTPL [Abstract]
Schedule of Financial Assets at FVTPL
	As of	As of
	June 30,	December 31,
	2026	2025
	US$’000	US$’000
	(unaudited)	(audited)
Listed equity shares and stock loans	355,647	304,136
Unlisted equity shares	893	898
Movie income right investments	10,838	12,040
Investments held in the Trust Account (note)	152,545	150,110
Total	519,923	467,184

Shown as:
- current assets	7,978	8,039
- non-current assets	511,945	459,145
	519,923	467,184